Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—97.4%
		Communication Services—13.3%
495,693		Alphabet, Inc., Class A	$ 84,818,029
46,468	[1]	Live Nation Entertainment, Inc.	5,443,262
123,437		Meta Platforms, Inc.	70,060,372
46,925	[1]	Netflix, Inc.	35,476,708
110,066	[1]	Spotify Technology SA	42,386,417
217,444	[1]	ZoomInfo Technologies, Inc.	2,402,756
		TOTAL	240,587,544
		Consumer Discretionary—12.5%
22,758	[1]	Airbnb, Inc.	3,067,551
433,645	[1]	Amazon.com, Inc.	80,831,428
1,148		Booking Holdings, Inc.	5,368,335
3,849	[1]	Burlington Stores, Inc.	953,667
126,367	[1]	Cava Group, Inc.	16,877,576
5,263		Domino’s Pizza, Inc.	2,177,461
65,179	[1]	DoorDash, Inc.	10,213,549
134,645		eBay, Inc.	7,743,434
3,148		Murphy USA, Inc.	1,537,641
6,006	[1]	O’Reilly Automotive, Inc.	6,925,759
47,885		Ross Stores, Inc.	6,690,492
49,970		Royal Caribbean Cruises, Ltd.	10,311,309
237,743	[1]	SharkNinja, Inc.	21,922,282
110,106	[1]	Tesla, Inc.	27,509,984
81,845		TJX Cos., Inc.	9,250,940
2,304	[1]	Ulta Beauty, Inc.	850,130
46,082		Wingstop, Inc.	13,257,331
		TOTAL	225,488,869
		Consumer Staples—4.2%
5,397		Colgate-Palmolive Co.	505,753
54,081		Costco Wholesale Corp.	47,276,528
88,812		Kimberly-Clark Corp.	11,916,794
189,867	[1]	Maplebear, Inc.	8,373,135
47,512		PepsiCo, Inc.	7,890,793
		TOTAL	75,963,003
		Financials—6.0%
76,963		Ameriprise Financial, Inc.	39,274,219
28,755	[1]	Arch Capital Group Ltd.	2,834,093
16,487	[1]	Fiserv, Inc.	3,262,777
69,862		Mastercard, Inc.	34,902,357
2,234		Moody’s Corp.	1,014,325
3,280		MSCI, Inc., Class A	1,873,536
84,332	[1]	PayPal Holdings, Inc.	6,687,528
37,348		Progressive Corp., OH	9,069,215
53,236		Ryan Specialty Group Holdings, Inc.	3,506,655
125,678	[1]	StoneCo Ltd.	1,395,026
12,783		Visa, Inc., Class A	3,705,152
		TOTAL	107,524,883

Shares			Value
		COMMON STOCKS—continued
		Health Care—8.3%
155,119		AbbVie, Inc.	$ 31,624,110
16,692	[1]	Align Technology, Inc.	3,422,361
51,485		Amgen, Inc.	16,483,437
9,329		Cardinal Health, Inc.	1,012,383
57,109		Cencora, Inc.	13,025,421
9,922		Elevance Health, Inc.	4,025,951
30,071		Eli Lilly & Co.	24,951,111
76,500	[1]	Illumina, Inc.	11,026,710
76,256	[1]	Incyte Genomics, Inc.	5,652,095
150,255		Merck & Co., Inc.	15,374,092
32,609		The Cigna Group	10,265,639
15,887	[1]	Vertex Pharmaceuticals, Inc.	7,561,894
35,279		Zoetis, Inc.	6,307,180
		TOTAL	150,732,384
		Industrials—5.6%
123,904		Allison Transmission Holdings, Inc.	13,240,381
7,274		Automatic Data Processing, Inc.	2,103,932
16,195		Booz Allen Hamilton Holding Corp.	2,941,984
73,118		Paycom Software, Inc.	15,283,856
3,170		Trane Technologies PLC	1,173,407
44,543	[1]	Uber Technologies, Inc.	3,209,323
10,443		Union Pacific Corp.	2,423,507
411,230		Veralto Corp.	42,023,594
10,710		Verisk Analytics, Inc.	2,942,251
143,173		Vertiv Holdings Co.	15,647,377
		TOTAL	100,989,612
		Information Technology—46.5%
72,445	[1]	Adobe, Inc.	34,634,506
82,320	[1]	Advanced Micro Devices, Inc.	11,859,842
506,138		Apple, Inc.	114,341,636
173,401		Applied Materials, Inc.	31,486,154
115,980	[1]	AppLovin Corp.	19,645,852
110,093	[1]	Arista Networks, Inc.	42,544,339
23,211	[1]	Autodesk, Inc.	6,587,282
66,125		Broadcom, Inc.	11,226,041
156,300	[1]	Datadog, Inc.	19,606,272
118,211		Dell Technologies, Inc.	14,614,426
374,549	[1]	Fortinet, Inc.	29,462,024
24,406	[1]	Gitlab, Inc.	1,311,823
248,022	[1]	GoDaddy, Inc.	41,370,070
11,407	[1]	Guidewire Software, Inc.	2,124,668
133,565		HP, Inc.	4,744,229
3,153	[1]	HubSpot, Inc.	1,749,253
21,651		Intuit, Inc.	13,213,605
1,194		KLA Corp.	795,479
112,004		Lam Research Corp.	8,327,497
305,844		Microsoft Corp.	124,279,709
3,761		Motorola Solutions, Inc.	1,690,005
50,123		NetApp, Inc.	5,779,683
365,325	[1]	Nutanix, Inc.	22,686,682
987,773		NVIDIA Corp.	131,136,743
150,421		Oracle Corp.	25,246,661

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
15,541	[1]	Palo Alto Networks, Inc.	$ 5,599,889
79,568		Pegasystems, Inc.	6,320,882
109,032	[1]	Pure Storage, Inc.	5,457,052
327,212		Qualcomm, Inc.	53,260,297
78,693		Salesforce, Inc.	22,928,779
21,173	[1]	ServiceNow, Inc.	19,754,197
12,636	[1]	Workday, Inc.	2,954,929
59,277	[1]	Zoom Video Communications, Inc.	4,430,363
		TOTAL	841,170,869
		Materials—0.7%
79,183		PPG Industries, Inc.	9,859,075
8,532		Sherwin-Williams Co.	3,061,026
		TOTAL	12,920,101
		Utilities—0.3%
39,800		Vistra Corp.	4,973,408
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,359,762,139)	1,760,350,673
		INVESTMENT COMPANY—2.9%
51,515,504		Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[2] (IDENTIFIED COST $51,515,504)	51,515,504
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $1,411,277,643)	1,811,866,177
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(4,625,508)
		TOTAL NET ASSETS—100%	$1,807,240,669
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2024	$33,055,652
Purchases at Cost	$112,094,672
Proceeds from Sales	$(93,634,820)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2024	$51,515,504
Shares Held as of 10/31/2024	51,515,504
Dividend Income	$494,050

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At October 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.